FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	$ 2,434,842	$ 3,067,745
Trade and other payables	180,459	143,122
Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	2,434,842	$ 3,067,745
Carrying Value
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	180,459
Carrying Value | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	2,434,842
Interest on floating rate debt	0
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	180,459
Contractual cash flows | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	2,460,423
Interest on floating rate debt	474,709
Contractual cash flows | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	180,459
Contractual cash flows | Less than 1 year | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	246,285
Interest on floating rate debt	122,599
Contractual cash flows | Between 1 and 3 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Contractual cash flows | Between 1 and 3 years | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	748,007
Interest on floating rate debt	191,016
Contractual cash flows | Between 3 and 6 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Contractual cash flows | Between 3 and 6 years | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	953,891
Interest on floating rate debt	123,922
Contractual cash flows | Between 6 and 10 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Contractual cash flows | Between 6 and 10 years | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	512,240
Interest on floating rate debt	$ 37,172